9. Prepaid expenses and other current assets (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Provision for deposit and prepayment for acquisitions	$ 10,921	$ 10,840
Provision for other deposits and prepayments	3,584	452
Provision for other receivables	1,968	914
Other receivable	2,262	2,628
Tacoo Corporation [Member]
Provision for other receivables	0	0
Other receivable	1,320	2,107
Third Parties [Member]
Provision for other receivables	1,968	914
Other receivable	2,910	1,435
RE Capital [Member]
Provision for deposit and prepayment for acquisitions	8,569	8,488
Kashima PV station [Member]
Provision for deposit and prepayment for acquisitions	$ 2,288	$ 2,288